Segment and Geographic Information - Additional Information (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Operating Segments [Abstract]
Number of operating segments	2		1
Number of reportable segments		2